Investment Properties	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Investment Properties
18.
INVESTMENT PROPERTIES

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Carrying amount
Investment properties	$9,663	$9,804

Investment Properties
NT$
(In Millions)
Cost
Balance on January 1, 2020	$9,214
Additions (Note 16)	1,359
Disposal	(37)
Reclassification	126
Balance on December 31, 2020	$10,662
Accumulated depreciation and impairment
Balance on January 1, 2020	$(1,045)
Depreciation expense	(22)
Reclassification	(1)
Reversal of impairment loss	27
Balance on December 31, 2020	$(1,041)
Balance on December 31, 2020, net	$9,621
Cost
Balance on January 1, 2021	$10,662
Additions	1
Balance on December 31, 2021	$10,663
Accumulated depreciation and impairment
Balance on January 1, 2021	$(1,041)
Depreciation expense	(42)
Reversal of impairment loss	83
Balance on December 31, 2021	$(1,000)
Balance on December 31, 2021, net	$9,663
Cost
Balance on January 1, 2022	$10,663
Additions	18
Reclassification	99
Balance on December 31, 2022	$10,780
Accumulated depreciation and impairment
Balance on January 1, 2022	$(1,000)
Depreciation expense	(44)
Reversal of impairment loss	107
Reclassification	(39)
Balance on December 31, 2022	$(976)
Balance on December 31, 2022, net	$9,804

After the evaluation of land and buildings, the Company concluded the recoverable amount which represented the fair value less costs to sell of some land and buildings was higher than the carrying amount. Therefore, the Company recognized reversal of impairment losses of $27 million, $83 million and $107 million for the years ended December 31, 2020, 2021 and 2022, respectively, and the amounts were recognized only to the extent of impairment losses that had been recognized in prior years. The reversal of impairment loss was included in other income and expenses in the consolidated statements of comprehensive income.

Depreciation expense is computed using the straight-line method over the following estimated service lives:

Land improvements	10-30 years
Buildings
Main buildings	35-60 years
Other building facilities	4-10 years

The fair values of the Company’s investment properties as of December 31, 2021 and 2022 were determined by Level 3 fair value measurements inputs based on the appraisal reports conducted by independent appraisers. Those appraisal reports are based on the comparison approach, income approach or cost approach. Key assumptions and the fair values were as follows:

December 31
	2021	2022
	NT$	NT$
(In Millions)
Fair value	$25,548	$26,862
Overall capital interest rate	0.91%-3.05%	1.31%-4.91%
Profit margin ratio	8%-20%	8%-20%
Discount rate	—	—
Capitalization rate	0.53%-2.11%	0.23%-2.16%

All of the Company’s investment properties are held under freehold interest.

The future aggregate lease collection under operating lease for investment properties is as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Year 1	$107	$118
Year 2	82	99
Year 3	62	90
Year 4	55	70
Year 5	39	44
Onwards	78	149
	$423	$570